Finance Expense and Income - Summary of Interest Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance income expense [abstract]
Cash and cash equivalents	$ 463	$ 559	$ 537
Investments in debt securities held for trading	38	23	10
Other loans and receivables	10	9	19
Total	$ 511	$ 591	$ 565